Statement of Operations	1 Months Ended
Nov. 30, 2021 USD ($) $ / shares shares
Operating Costs:
Formation costs	$ (4,860)
Net loss	$ (4,860)
Weighted average shares outstanding, basic and diluted | shares	2,500,000 [1]
Basic and diluted net loss per unit | $ / shares	$ (0.00)

[1]	Excludes an aggregate of 375,000 Class B ordinary shares subject to forfeiture to the extent that the underwriters’ over-allotment is not exercised in full or in part.